INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure
Net operating loss carryforwards	$ 83,597,429	$ 64,430,676
Deferred tax assets valuation allowance	5,224,095	4,000,159	$ 4,888,240	$ 2,931,196
Valuation allowance for Operating loss carryforwards	27,152,139	20,695,157
Operating loss carryforwards	4,607,181
Deferred tax assets valuation allowance, increase amount	475,079
Deferred tax assets valuation allowance, decrease amount	405,767
Utilization of deferred tax assets	171,363
Expected Utilization Prior To Expiration
Income Tax Disclosure
Net operating loss carryforwards	56,445,290	43,735,519
Valuation Allowance, Net Operating Loss Carryforwards
Income Tax Disclosure
Deferred tax assets valuation allowance	$ 4,614,648	$ 3,867,639
USA
Income Tax Disclosure
Term of operating loss carryforward (in years)	5 years
PRC
Income Tax Disclosure
Term of operating loss carryforward (in years)	10 years